Leases - Summary of Operating and Financing Leases (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Lease cost
Operating lease cost	$ 752
Financing lease cost	32
Sublease income	(348)
Total	436
Other information
Operating cash flows out from operating leases	(794)
Operating cash flows in from operating leases	348
Operating cash flows from financing leases	(35)
Right-of-use assets exchanged for new operating lease liabilities	874
U.S. [Member]
Lease cost
Operating lease cost	592
Financing lease cost	32
Sublease income	(215)
Total	409
Other information
Operating cash flows out from operating leases	(634)
Operating cash flows in from operating leases	215
Operating cash flows from financing leases	(35)
Right-of-use assets exchanged for new operating lease liabilities	$ 874
Weighted average remaining lease term	1 year 4 months 24 days
Weighted average discount rate - operating leases	8.00%
Ireland [Member]
Lease cost
Operating lease cost	$ 160
Sublease income	(133)
Total	27
Other information
Operating cash flows out from operating leases	(160)
Operating cash flows in from operating leases	$ 133
Weighted average remaining lease term	1 year 9 months 18 days
Weighted average discount rate - operating leases	8.00%